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       FINANCIAL GROUP




                                                July 29, 2003



VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:      Monarch Funds
                  File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

         On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information with respect to Universal Shares of Daily Assets Government Obligations Fund dated July 23, 2003 that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant. The amendment to the Registration Statement of the Trust was filed electronically by EDGAR on July 23, 2003, accession number 0001004402-03-000438.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                        Sincerely,

                                        /s/ Patrick J. Keniston

                                        Patrick J. Keniston
                                        Forum Administrative Services

Enclosure


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